                                  SEMI-ANNUAL
                                     REPORT

                                  [MAGNET LOGO]
                            TOTAL MARKET GROWTH FUND


                                                                OCTOBER 31, 2000

LETTER FROM JORDAN KIMMELL

Dear Fellow Shareholders:

First of all, I would like to welcome you as a shareholder in the Magnet Total Market Growth Fund. We are pleased to present the first shareholder semi-annual report for the Fund for the period ended October 31, 2000. In this report you'll find details of the holdings, financial highlights, and performance results of the Fund.

For the period from September 15, 2000 (inception) to October 31, 2000 the Investor Shares' total return was 2.10% compared to a return of -2.9% for the benchmark Dow Jones U.S. Total Market Index (the "Index"). For the period from October 25, 2000 (inception) to October 31, 2000 the Adviser Shares' total return was 1.79% compared to a return of 4.7% for the Index.(1)

The Magnet Total Market Growth Fund utilizes the MAGNET(R) proprietary stock selection process that provides full market coverage among U.S. large-cap, mid-cap and small-cap stocks. The unique mathematical and proprietary process combines aspects of growth, value, and momentum investing.

     M   MANAGEMENT MUST BE OUTSTANDING
         MOMENTUM MUST BE INCREASING

     A   ACCELERATING EARNINGS, REVENUE AND MARGINS

     G   GROWTH RATE MUST EXCEED CURRENT VALUATION

     N   NEW MANAGEMENT, PRODUCT, INDUSTRY, ETC.

     E   EMERGING INDUSTRY, TECHNOLOGY, ETC.

     T   TIMING MUST BE TECHNICALLY FAVORABLE

THE UNDERLYING PHILOSOPHY IS SIMPLE, YET COMPELLING

Since the financial industry tends to scrutinize earnings estimates and histories obsessively, it is difficult to add value in stock selection. And, such factors tend to focus attention on short-term events.

In contrast, the MAGNET(R) stock selection process concentrates on factors that demonstrate consistency in providing information about future growth and stability. Our mathematical models provide intensive revenue stream analyses that are combined with other fundamental and technical factors in order to provide effective methods for valuing early-stage companies alongside more mature ones. Our quantitative approach will not anticipate major market moves, but instead it identifies the best MAGNET(R) stocks at the time.

The Fund has started with a high concentration in technology companies. When I wrote this letter, the market was very unforgiving and maintained a negative bias to the technology sector. Rather than simply rotating our portfolio into "what is going up at the moment," we will maintain discipline based on the MAGNET(R) process.

See the enclosed information for additional holdings and information. You can also learn more by visiting www.magnetfunds.com where we post my upcoming TV appearances on CNN, CNBC, and Bloomberg TV or call 1-877-677-6949 to speak with a shareholder services representative.

We are pleased to make the MAGNET(R) stock selection process available to retail investors and we thank you for your investment in the Magnet Total Market Growth Fund.

Very truly yours,

/s/ JORDAN L. KIMMEL

Jordan L. Kimmel




(1) Total returns reflect reinvestment of all dividends, capital gains distributions and all fee waivers. Without the fee waivers, the total return figures would have been lower. Past performance is not indicative of future results. Principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

FUND OVERVIEW

                              INVESTMENT OBJECTIVE

   The Magnet Total Market Growth Fund seeks long-term capital appreciation.

                                 INCEPTION DATE

                      Investor Shares - September 15, 2000
                       Adviser Shares - October 25, 2000

                                 TICKER SYMBOL

                            Investor Shares - MTMIX
                             Adviser Shares - MTMAX


        TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS) - OCTOBER 31, 2000

Analog Devices Inc.           4.6%
Altera Corp.                  2.9
Elantec Semiconductor Inc.    2.8
Broadcom Corp.- Class A       2.8
Adobe Systems Inc.            2.7
Xilinx Inc.                   2.7
CYTYC Corp.                   2.7
CDW Computer Centers Inc.     2.6
Silicon Valley Group Inc.     2.5
Safeway Inc.                  2.5
                             ----
Top Ten*                     28.8%
                             ====


        SECTOR DIVERSIFICATION (% OF TOTAL NET ASSETS) - OCTOBER 31, 2000

                                                                 FUND
                                                                 ----
Capital Goods................................................     4.4%
Consumer Cyclicals...........................................     5.1
Consumer Staples.............................................     7.5
Energy.......................................................    11.6
Financial....................................................     2.3
Healthcare...................................................     6.3
Technology...................................................    52.9
Utilities....................................................     9.2

* The top 10 equity holdings are presented to illustrate examples of the equity securities that the Fund has bought and may not be representative of the Fund's current or future investments.

DEFINITION OF INDICES

The DOW JONES U.S. TOTAL MARKET INDEX is a float-adjusted market capitalization weighted U.S. index that measures the aggregate performance of companies from all ten U.S. economic sectors. As of October 31, 2000, the index's 1838 component stocks had a total market capitalization of $13.925 trillion. This index provides approximately 95% coverage of the U.S. equity market and covers 100%, 100% and 50% of the Large, Mid and Small-Cap universes respectively. The Small-Cap Index covers a smaller percentage of its universe-(50%) - to avoid adding very small, little-traded stocks. Eliminating the smallest and least liquid stocks assures sufficient index liquidity. The index is reviewed quarterly.

"Dow Jones" and "Dow Jones U.S. Total Market Index(SM)" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Revqual Index-Plus Investors, LLC ("Revqual"). Revqual's Magnet Total Market Growth Fund (the "Fund") is based on a strategy related to the Dow Jones U.S. Total Market Index(SM), and is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

MAGNET TOTAL MARKET GROWTH FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
October 31, 2000

                                                             SHARES         MARKET VALUE
                                                             ------         ------------
COMMON STOCKS (99.3%)
  CAPITAL GOODS (4.4%)
        ELECTRICAL EQUIPMENT (1.9%)
        Power-One Inc.*...................................     127          $    9,009

        MANUFACTURING (DIVERSIFIED) (2.5%)
        Tyco International Ltd............................     206              11,678
                                                                            ----------
        TOTAL CAPITAL GOODS                                                     20,687
                                                                            ----------

  CONSUMER CYCLICALS (5.1%)
        PUBLISHING (2.5%)
        Penton Media Inc..................................     389              11,889
                                                                            ----------

        RETAIL (COMPUTERS/ELECTRONICS) (2.6%)
        CDW Computer Centers Inc.*........................     188              12,114
                                                                            ----------
        TOTAL CONSUMER CYCLICALS                                                24,003
                                                                            ----------


  CONSUMER STAPLES (7.5%)
        DISTRIBUTORS (FOOD & HEALTH) (5.0%)
        McKesson HBOC Inc.................................     418              11,730
        Priority Healthcare Corp. - Class B*..............     219              11,771
                                                                            ----------
                                                                                23,501
                                                                            ----------

        RETAIL STORES - FOOD CHAINS (2.5%)
        Safeway Inc.*.....................................     219              11,977
                                                                            ----------
        TOTAL CONSUMER STAPLES                                                  35,478
                                                                            ----------

  ENERGY (11.6%)
        OIL (DOMESTIC INTEGRATED) (2.3%)
        Phillips Petroleum Co.............................     176              10,868
                                                                            ----------

        OIL (INTERNATIONAL INTEGRATED) (2.3%)
        Exxon Mobil Corp..................................     125              11,148
                                                                            ----------

        OIL & GAS (EXPLORATION & PRODUCTION) (4.7%)
        Kerr-McGee Corp...................................     169              11,038
        Tom Brown Inc.*...................................     480              10,980
                                                                            ----------
                                                                                22,018
                                                                            ----------
        OIL & GAS (REFINING & MANUFACTURING) (2.3%)
        Valero Energy Corp................................     328              10,844
                                                                            ----------
        TOTAL ENERGY                                                            54,878
                                                                            ----------

  FINANCIAL (2.3%)
        FINANCIAL (DIVERSIFIED) (2.3%)
        Security Capital Group Inc. - Class B*............     575              10,961
                                                                            ----------
        TOTAL FINANCIAL                                                         10,961
                                                                            ----------


MAGNET TOTAL MARKET GROWTH FUND

October 31, 2000

                                                             SHARES         MARKET VALUE
                                                             ------         ------------
  HEALTHCARE (6.3%)
        BIOTECHNOLOGY (2.1%)
        Immunex Corp.*....................................       236          $   10,045
                                                                              ----------
        DRUGS (4.2%)
        Dura Pharmaceuticals Inc.*........................       320              11,020
        Noven Pharmaceuticals Inc.*.......................       197               8,779
                                                                              ----------
                                                                                  19,799
                                                                              ----------
        TOTAL HEALTHCARE..................................                        29,844
                                                                              ----------

  TECHNOLOGY (52.9%)
        COMMUNICATIONS EQUIPMENT (2.1%)
        ADC Telecommunications Inc.*......................       459               9,811
                                                                              ----------
        COMPUTERS (PERIPHERALS) (6.9%)
        Drexler Technology Corp.*.........................       652              11,247
        Nyfix Inc.*.......................................       286              11,297
        Vertex Interactive Inc.* .........................       682              10,230
                                                                              ----------
                                                                                  32,774
                                                                              ----------

        COMPUTERS (SOFTWARE & SERVICES) (5.1%)
        Adobe Systems Inc.*...............................       167              12,702
        Oracle Corp.*.....................................       344              11,352
                                                                              ----------
                                                                                  24,054
                                                                              ----------
        ELECTRONICS (INSTRUMENTS) (7.2%)
        Aurora Biosciences Corp.*.........................       184              11,213
        CYTYC Corp.*......................................       212              12,588
        Tollgrade Communications Inc.*....................       106              10,149
                                                                              ----------
                                                                                  33,950
                                                                              ----------
        ELECTRONICS (SEMICONDUCTORS) (21.3%)
        Altera Corp.*.....................................       331              13,550
        Analog Devices Inc.*..............................       337              21,905
        Elantec Semiconductor Inc.*.......................       121              13,461
        Integrated Device Technology Inc.*................       143               8,053
        Micrel Inc.*......................................       229              10,362
        Semtech Corp.*....................................       325              10,481
        Silicon Storage Technology Inc.*..................       465              10,579
        Xilinx Inc.*......................................       175              12,677
                                                                              ----------
                                                                                 101,068
                                                                              ----------

        EQUIPMENT (SEMICONDUCTORS) (7.8%)
        Applied Materials Inc.*...........................       222              11,794
        Broadcom Corp. - Class A*.........................        59              13,120
        Silicon Valley Group Inc.*........................       364              11,989
                                                                              ----------
                                                                                  36,903
                                                                              ----------
        PHOTOGRAPHY/IMAGING (2.5%)
        Concord Camera Corp.*.............................       378              11,694
                                                                              ----------
        TOTAL TECHNOLOGY..................................                       250,254
                                                                              ----------

MAGNET TOTAL MARKET GROWTH FUND

October 31, 2000

                                                             SHARES         MARKET VALUE
                                                             ------         ------------
  UTILITIES (9.2%)
        NATURAL GAS-DISTRIBUTION-PIPE LINE (4.7%)
        Equitable Resources Inc...........................      192       $   11,136
        Keyspan Corp......................................      312           10,979
                                                                          ----------
                                                                              22,115
                                                                          ----------
        POWER PRODUCERS (INDEPENDENT) (4.5%)
        AES Corp.*........................................      198           11,187
        Calpine Corp.*....................................      131           10,341
                                                                          ----------
                                                                              21,528
                                                                          ----------
        TOTAL UTILITIES...................................                    43,643
                                                                          ----------

     TOTAL COMMON STOCKS..................................   11,446          469,748
     (Cost $461,232)                                                      ----------

  MUTUAL FUNDS (0.6%)
     Firstar Treasury Money Market Fund...................    3,001            3,001
                                                                          ----------
     TOTAL MUTUAL FUNDS...................................                     3,001
     (Cost $3,001)                                                        ----------

  TOTAL INVESTMENTS (99.9%)...............................                   472,749
     (Cost $464,233)

  OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)............                       500
                                                                          ----------
  NET ASSETS (100.0%).....................................                $  473,249
                                                                          ==========

*Non-income producing security
See notes to financial statements.

MAGNET TOTAL MARKET GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
October 31, 2000



ASSETS:

Investments, at value (Cost- $464,233)......................................    $472,749
Receivable for investments sold.............................................     264,233
Receivable from adviser.....................................................       9,983
Interest receivable.........................................................         433
                                                                                --------
     Total assets...........................................................     747,398
                                                                                --------

LIABILITIES:

Payable for investments purchased...........................................     264,135
Accrued fund accounting fee.................................................       3,870
Accrued transfer agent fee..................................................       3,197
Accrued 12b-1 fee...........................................................          63
Other payables and accrued expenses.........................................       2,884
                                                                                --------
     Total liabilities......................................................     274,149
                                                                                --------
Net Assets..................................................................    $473,249
                                                                                ========

COMPOSITION OF NET ASSETS:

Paid in capital.............................................................    $464,440
Undistributed net investment income.........................................         293
Net unrealized appreciation on investments..................................       8,516
                                                                                --------
Net Assets..................................................................    $473,249
                                                                                ========

NET ASSET VALUE PER SHARE:

Net Assets
     Investor Shares........................................................    $209,126
     Adviser Shares.........................................................    $264,123

Shares Outstanding
     Investor Shares........................................................      20,474
     Adviser Shares.........................................................      25,856

Net Asset Value Per Share
     Investor Shares........................................................      $10.21
     Adviser Shares.........................................................      $10.21


See notes to financial statements.

MAGNET TOTAL MARKET GROWTH FUND

STATEMENT OF OPERATIONS (UNAUDITED)
For the period September 15, 2000 (inception) to October 31, 2000


INVESTMENT INCOME:
Interest                                                               $    524
                                                                       --------
  Total Income                                                              524
                                                                       --------

EXPENSES:
Investment advisory fee (Note 4)                                            125
Fund accounting fee                                                       3,870
Transfer agency fee                                                       3,397
Custodian fee                                                               645
12b-1 Fee (Note 4)                                                           63
Other                                                                     2,239
                                                                       --------
  Total Expenses                                                         10,339
  Waiver of Expenses (Note 4)                                           (10,108)
                                                                       --------
     Net Expenses                                                           231
                                                                       --------

NET INVESTMENT INCOME                                                       293
                                                                       --------

REALIZED AND UNREALIZED GAIN:

Net realized gain on investments                                              0
Net change in unrealized appreciation/depreciation on investments         8,516
                                                                       --------

NET REALIZED AND UNREALIZED GAIN                                          8,516
                                                                       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  8,809
                                                                       ========

See notes to financial statements.

MAGNET TOTAL MARKET GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
For the period September 15, 2000 (inception) to October 31, 2000


INCREASE IN NET ASSETS:
OPERATIONS:
       Net investment income ......................................     $    293
       Net realized gain on investments ...........................            0
       Net change in unrealized appreciation/depreciation
       on investments .............................................        8,516
                                                                        --------
       Net increase in net assets from operations .................        8,809
                                                                        --------

DISTRIBUTIONS: ....................................................            0
                                                                        --------
SHARE TRANSACTIONS (NOTE 2):
       Proceeds from sale of shares ...............................      464,440
       Reinvested dividends .......................................            0
       Cost of shares redeemed ....................................            0
                                                                        --------
       Net increase in net assets from share transactions .........      464,440
                                                                        --------

NET INCREASE IN NET ASSETS ........................................      473,249
                                                                        --------
NET ASSETS:
       Beginning of period ........................................            0
                                                                        --------
       End of period (includes undistributed net investment
       income of $293) ............................................     $473,249
                                                                        ========

See notes to financial statements.

MAGNET TOTAL MARKET GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                    INVESTOR SHARES          ADVISER SHARES
                                                                 --------------------     --------------------
                                                                   For the Period            For the Period
                                                                 September 15, 2000*       October 25, 2000*
                                                                 to October 31, 2000      to October 31, 2000
                                                                 --------------------     --------------------
SELECTED PER-SHARE DATA:

Net asset value - beginning of period                            $              10.00     $              10.03
                                                                 --------------------     --------------------

Income from investment operations:
  Net investment income                                                          0.01                     0.00
  Net realized and unrealized gain                                               0.20                     0.18
                                                                 --------------------     --------------------
  Total income from investment operations                                        0.21                     0.18
                                                                 --------------------     --------------------
Distributions                                                                    0.00                     0.00
                                                                 --------------------     --------------------
Net asset value - end of period                                  $              10.21     $              10.21
                                                                 ====================     ====================

TOTAL RETURN                                                                     2.10%                    1.79%
                                                                 ====================     ====================
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000)                                  $                209     $                264
                                                                 ====================     ====================
Ratio of expenses to average net assets(1)                                       1.60%                    2.35%
                                                                 ====================     ====================
Ratio of net investment income/(loss) to average net assets(1)                   3.15%                    0.74%
                                                                 ====================     ====================
Ratio of expenses to average net assets without fee waivers(1)                 113.78%                   20.96%
                                                                 ====================     ====================
Ratio of net investment income/(loss) to average net assets
  without fee waivers(1)                                                      (109.03)%                 (17.87)%
                                                                 ====================     ====================
Portfolio turnover rate(2)                                                          0%                       0%
                                                                 ====================     ====================

(1) Annualized

(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of the such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period from September 15, 2000 (inception) to October 31, 2000 were $461,232 and $0, respectively.


* Inception

See notes to financial statements.

MAGNET TOTAL MARKET GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Magnet Total Market Growth Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The Fund offers two Classes of shares (Investor Shares and Adviser Shares). Each Class of Shares has equal rights as to earnings, assets and voting priveleges. Each Class has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under each Class' Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

MAGNET TOTAL MARKET GROWTH FUND

2. SHARES OF BENEFICIAL INTEREST

        On October 31, 2000, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended October 31, 2000 were as follows:

                             AMOUNT      SHARES
                            --------     ------
INVESTOR SHARES
Shares sold                 $205,100     20,474
Shares redeemed                    0          0
                            --------     ------

Net increase                $205,100     20,474
                            ========     ======

ADVISER SHARES
Shares sold                 $259,340     25,856
Shares redeemed                    0          0
                            --------     ------

Net increase                $259,340     25,856
                            ========     ======

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of October 31, 2000:
Gross appreciation (excess of value over tax cost)             $ 22,879
Gross depreciation (excess of tax cost over value)              (14,363)
                                                               --------
Net unrealized appreciation                                    $  8,516
                                                               ========
Cost of investments for income tax purposes                    $464,233
                                                               ========

4. INVESTMENT ADVISORY FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

         Revqual Index-Plus Investors, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory and management agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

         The Trustees have adopted a Distribution Plan on behalf of each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. ALPS Mutual Funds Services, Inc. ("ALPS") serves as the distributor to the Fund. The Distribution Plans provide for payment of a fee to ALPS at the annual rate of up to 0.25% of the average net assets of the Investor Shares, and up to 1.00% of the average net assets of the Adviser Shares, although the Trustees may limit such fees from time-to-time for each class of shares.

         Shareholders holding more than 10% of the Fund's outstanding shares as of October 31, 2000 constituted 21.54% of the Fund.

MAGNET TOTAL MARKET GROWTH FUND

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

                               INVESTMENT ADVISER
                        Revqual Index-Plus Investors, LLC
                              1201 Sussex Turnpike
                           Randolph, New Jersey 07869

                  DISTRIBUTOR, TRANSFER AGENT & FUND ACCOUNTANT
                        ALPS Mutual Funds Services, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                             370 Seventeenth Street
                                   Suite 4700
                             Denver, Colorado 80202

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                             555 Seventeenth Street
                                   Suite 3600
                             Denver, Colorado 80202

                                   CUSTODIAN
                               Firstar Bank N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                      ALPS
                                     [LOGO]
                             MUTUAL FUNDS SERVICES
                                  MEMBER NASD

            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
               FOR MORE INFORMATION, PLEASE CALL 1-877-677-9649 OR
                           VISIT www.magnetfunds.com.